Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts receivable, net	Accounts receivable, net
Accounts receivable, net consist of the following as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Trade accounts receivable	$63,990	$59,998
Other receivables	4,763	2,379
Accounts receivable, gross	68,753	62,377
Less: allowance for credit losses	(2,722)	(6,717)
Accounts receivable, net	$66,031	$55,660
Changes in the Company’s allowance for credit losses were as follows:

Allowance for credit losses as of January 1, 2024	$(6,717)
Provision	(276)
Charge-offs and recoveries	4,271
Allowance for credit losses as of December 31, 2024	$(2,722)

Allowance for credit losses as of January 1, 2023	$(4,042)
Provision	(7,541)
Charge-offs and recoveries	4,866
Allowance for credit losses as of December 31, 2023	$(6,717)
Additional information about the Company’s exposure to credit and market risks and impairment losses for its accounts receivable is included in Note 28 — Fair value measurements and financial risk management.